ACCOUNTS AND NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
SCHEDULE OF ACCOUNTS AND NOTES RECEIVABLE
	December 31, 2021	December 31, 2020
Accounts Receivable	$748,032	$340,378
Less reserve for uncollectable accounts	(75,000)	(75,000)
Total	$673,032	$265,378

SCHEDULE OF LEASE RECEIVABLE ASSET	Our Accounts Receivable is pledged to Nations Interbanc, our line of credit.
	December 31, 2021	December 31, 2020
Lease asset	$217,584	$217,584

SCHEDULE OF DERECOGNITION OF UNDERLYING ASSETS OF FINANCING RECEIVABLE

	December 31, 2021	December 31, 2020
Long-term financing receivables	$1,000,000	$1,000,000
Less Reserve for uncollectable accounts	(247,500)	(247,500)
Long-term financing receivables - net	$752,500	$752,500